Stockholders' Equity - Narrative - Distribution Reinvestment Plan (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Apr. 01, 2019	Mar. 12, 2019	Apr. 01, 2018	Mar. 14, 2018	Dec. 31, 2017	Mar. 01, 2017	Dec. 31, 2016	Apr. 04, 2014	Dec. 30, 2013
Class of Stock [Line Items]
Share price (in dollars per share)						$ 15.84
Common Stock [Member]
Class of Stock [Line Items]
Share price (in dollars per share)	$ 15.00								$ 14.85	$ 15.00
Distribution Reinvestment Plan [Member]
Class of Stock [Line Items]
Share price (in dollars per share)		$ 14.25
Sales commissions or dealer manager fees payable on shares sold under the plan	$ 0	$ 0
Notice period for termination of plan	10 days	10 days
Distribution Reinvestment Plan [Member] | Common Stock [Member]
Class of Stock [Line Items]
Share price (in dollars per share)		$ 15.84	$ 15.84	$ 15.84	$ 15.18		$ 15.18	$ 14.85			$ 14.25
Subsequent Event [Member] | Distribution Reinvestment Plan [Member] | Common Stock [Member]
Class of Stock [Line Items]
Share price (in dollars per share)			$ 15.84	$ 15.84